Available-for-sale securities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Charges for other-than-temporary declines in the value of securities	$ 1	$ 2	$ 5
Less than 12 months
Fair Value	305	109	164
Unrealized Losses	6	3	8
12 months or more
Fair Value	86	59	53
Unrealized Losses	3	5	10
Total
Fair Value	391	168	217
Unrealized Losses	9	8	18
Corporate bonds
Less than 12 months
Fair Value	159		54
Unrealized Losses	2		1
12 months or more
Fair Value	1		1
Unrealized Losses	0		0
Total
Fair Value	160		55
Unrealized Losses	2		1
Asset-backed securities
Less than 12 months
Fair Value	6	0	1
Unrealized Losses	0	0	0
12 months or more
Fair Value	20	20	20
Unrealized Losses	1	3	5
Total
Fair Value	26	20	21
Unrealized Losses	1	3	5
U.S. governmental agency mortgage-backed securities
Less than 12 months
Fair Value	140	84	51
Unrealized Losses	4	1	1
12 months or more
Fair Value	65	15	0
Unrealized Losses	2	0	0
Total
Fair Value	205	99	51
Unrealized Losses	6	1	1
Residential
Less than 12 months
Fair Value		0	3
Unrealized Losses		0	0
12 months or more
Fair Value		14	18
Unrealized Losses		1	3
Total
Fair Value		14	21
Unrealized Losses		1	3
Commercial
Less than 12 months
Fair Value			15
Unrealized Losses			0
12 months or more
Fair Value			8
Unrealized Losses			1
Total
Fair Value			23
Unrealized Losses			1
Large capitalization value
Less than 12 months
Fair Value		25	36
Unrealized Losses		2	5
12 months or more
Fair Value		10	6
Unrealized Losses		1	1
Total
Fair Value		35	42
Unrealized Losses		3	6
Smaller company growth
Less than 12 months
Fair Value			4
Unrealized Losses			1
12 months or more
Fair Value			0
Unrealized Losses			0
Total
Fair Value			4
Unrealized Losses			$ 1